Intangible Assets - Changes in Intangible Assets and Goodwill (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			$ 143,218	$ 190,772
Amortization expense			(2,617)	(3,295)	$ (2,696)
Ending balance	$ 7,017		146,336	143,218	190,772
Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			73,952	75,756
Ending balance			73,864	73,952	75,756
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			45,522	85,704
Ending balance			46,624	45,522	85,704
Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			12,898	9,044
Ending balance			12,183	12,898	9,044
Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,483	1,265
Ending balance			1,550	1,483	1,265
Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			133,855	171,769
Ending balance			134,221	133,855	171,769
Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			4,602	3,884
Ending balance			7,044	4,602	3,884
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			169	10,336
Ending balance			232	169	10,336
Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,037	1,038
Ending balance			1,170	1,037	1,038
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			3,555	3,745
Ending balance			3,669	3,555	3,745
Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			9,363	19,003
Ending balance			12,115	9,363	19,003
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(10,632)	(12,898)	(10,032)
Amortization expense			(2,617)	(3,295)	(2,696)
Business disposals				4,337
Disposals			85	370	1,152
Effect of movements in exchange rates			(1,827)	968	(1,227)
Changes in value on the recognition of inflation effects			129	78	95
Impairment				(36)
Ending balance			(15,120)	(10,632)	(12,898)
Accumulated depreciation, amortisation and impairment | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Effect of movements in exchange rates			(745)
Ending balance			(745)
Accumulated depreciation, amortisation and impairment | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(36)
Impairment				(36)
Ending balance			(36)	(36)
Accumulated depreciation, amortisation and impairment | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(36)
Effect of movements in exchange rates			(745)
Impairment				(36)
Ending balance			(781)	(36)
Accumulated depreciation, amortisation and impairment | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(7,603)	(7,021)	(6,414)
Amortization expense			(1,895)	(1,519)	(1,312)
Business disposals				276
Disposals			56	161	992
Effect of movements in exchange rates			(648)	578	(193)
Changes in value on the recognition of inflation effects			129	78	94
Ending balance			(10,219)	(7,603)	(7,021)
Accumulated depreciation, amortisation and impairment | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(67)	(3,152)	(1,608)
Amortization expense			(17)	(1,113)	(915)
Business disposals				4,010
Disposals			27	0	157
Effect of movements in exchange rates			(413)	188	(786)
Ending balance			(470)	(67)	(3,152)
Accumulated depreciation, amortisation and impairment | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,040)	(939)	(838)
Amortization expense			(226)	(116)	(104)
Disposals				0	3
Effect of movements in exchange rates			126	(15)
Ending balance			(1,140)	(1,040)	(939)
Accumulated depreciation, amortisation and impairment | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,886)	(1,786)	(1,172)
Amortization expense			(479)	(547)	(365)
Business disposals				51
Disposals			2	209	0
Effect of movements in exchange rates			(147)	187	(248)
Changes in value on the recognition of inflation effects			0		(1)
Ending balance			(2,510)	(1,886)	(1,786)
Accumulated depreciation, amortisation and impairment | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(10,596)	(12,898)	(10,032)
Amortization expense			(2,617)	(3,295)	(2,696)
Business disposals				4,337
Disposals			85	370	1,152
Effect of movements in exchange rates			(1,082)	968	(1,227)
Changes in value on the recognition of inflation effects			129	78	95
Ending balance			(14,339)	(10,596)	(12,898)
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			153,850	203,670	168,170
Additions			3,631	3,405	2,232
Acquisitions from business combinations (see Note 4)			4,025	4,302	37,335
Changes in fair value of past acquisitions			0	455	398
Business disposals				46,412	(10)
Transfer of completed development systems			0
Disposals			(157)	(597)	(925)
Effect of movements in exchange rates			2,775	(7,998)	(2,860)
Changes in value on the recognition of inflation effects			(133)	(70)	(80)
Impairment			(2,801)	(4,995)	(770)
Business combinations from disposals				1,950
Ending balance			161,456	153,850	203,670
Gross carrying amount | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			73,952	75,756	75,396
Additions					0
Acquisitions from business combinations (see Note 4)					1,116
Effect of movements in exchange rates			657	(1,568)	(756)
Ending balance			74,609	73,952	75,756
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			45,522	85,704	57,351
Additions			461		22
Acquisitions from business combinations (see Note 4)			2,809	3,918	33,715
Changes in fair value of past acquisitions				(12,273)	(2,557)
Business disposals				25,036
Disposals				(2)
Effect of movements in exchange rates			(371)	(3,744)	(2,057)
Impairment			(1,797)	(4,995)	(770)
Business combinations from disposals				1,950
Ending balance			46,624	45,522	85,704
Gross carrying amount | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			12,934	9,044	8,073
Acquisitions from business combinations (see Note 4)					1,077
Effect of movements in exchange rates			289	(810)	(106)
Impairment			(1,004)
Ending balance			12,219	12,934	9,044
Gross carrying amount | Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,483	1,265	1,413
Additions			95	4	12
Disposals			(50)	(2)	(2)
Effect of movements in exchange rates			22	45	(158)
Ending balance			1,550	1,483	1,265
Gross carrying amount | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			133,891	171,769	142,233
Additions			556	4	34
Acquisitions from business combinations (see Note 4)			2,809	3,944	35,908
Changes in fair value of past acquisitions				(4,590)	(2,557)
Business disposals				28,113
Transfer of completed development systems				3
Disposals			(50)	(4)	(2)
Effect of movements in exchange rates			597	(6,077)	(3,077)
Impairment			(2,801)	(4,995)	(770)
Business combinations from disposals				1,950
Ending balance			135,002	133,891	171,769
Gross carrying amount | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			12,205	10,905	10,661
Additions			1,774	1,966	672
Acquisitions from business combinations (see Note 4)					373
Business disposals					(10)
Transfer of completed development systems			670	292	65
Disposals			(76)	(197)	(891)
Effect of movements in exchange rates			2,434	(424)	15
Changes in value on the recognition of inflation effects			(256)
Ending balance			17,263	12,205	10,905
Gross carrying amount | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			236	13,488	10,800
Additions			3
Acquisitions from business combinations (see Note 4)				188
Changes in fair value of past acquisitions			(3)	5,162	2,955
Business disposals				17,788
Disposals				0	(3)
Effect of movements in exchange rates			466	(814)	(264)
Ending balance			702	236	13,488
Gross carrying amount | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			2,077	1,977	2,006
Additions			88	261	50
Acquisitions from business combinations (see Note 4)			0
Transfer of completed development systems					(50)
Disposals				(161)	(29)
Effect of movements in exchange rates			145
Ending balance			2,310	2,077	1,977
Gross carrying amount | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			5,441	5,531	2,470
Additions			1,210	1,174	1,476
Acquisitions from business combinations (see Note 4)			1,216		1,054
Transfer of completed development systems			(670)	(295)	(15)
Disposals			(31)	(235)	0
Effect of movements in exchange rates			(867)	(683)	466
Changes in value on the recognition of inflation effects			123	(70)	(80)
Ending balance			6,179	5,441	5,531
Gross carrying amount | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			19,959	31,901	25,937
Additions			3,075	3,401	2,198
Acquisitions from business combinations (see Note 4)					1,427
Changes in fair value of past acquisitions				5,045	2,955
Business disposals					(10)
Transfer of completed development systems				(3)
Disposals			(107)	(593)	(923)
Effect of movements in exchange rates			2,178	(1,921)	217
Changes in value on the recognition of inflation effects			(133)	(70)	(80)
Ending balance			26,454	19,959	$ 31,901
Gross carrying amount | Coca-Cola FEMSA | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Business disposals				12
Transfer of completed development systems				(224)
Gross carrying amount | Coca-Cola FEMSA | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				26
Changes in fair value of past acquisitions				7,683
Business disposals				3,009
Gross carrying amount | Coca-Cola FEMSA | Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Business disposals				56
Transfer of completed development systems				227
Gross carrying amount | Coca-Cola FEMSA | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				145
Business disposals				482
Gross carrying amount | Coca-Cola FEMSA | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)				25
Changes in fair value of past acquisitions			3	(117)
Business disposals				29
Gross carrying amount | Coca-Cola FEMSA | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)			1,216	358
Business disposals				18,299
Discontinued operations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			6,250
Ending balance			$ 1,507	$ 6,250

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4